Equity - Financial Liabilities and Equity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Equity and liabilities [abstract]
Financing liabilities	¥ 11,451,267	¥ 10,163,557
Equity	¥ 12,627,822	¥ 13,005,872	¥ 11,502,291	¥ 10,772,546